Subsequent Events (Details Narrative) - Subsequent Event [Member] - IPO [Member]	Apr. 25, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares issued | shares	1,600,000
Number of shares issued | $ / shares	$ 4.0
Gross proceeds from initial public offering | $	$ 6,000,000